ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Mar. 31, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

					Net changes of
	Foreign currency		Net changes in		financial assets
	translation		cash flow hedges		carried at FVTOCI			Total
	2019	2018	2019	2018	2019	2018	2019	2018
Balances, beginning of year (restated)	$266.6	$197.4	$(6.9)	$(6.8)	$0.6	$0.5	$260.3	$191.1
OCI	(57.7)	69.2	(3.6)	(0.1)	—	0.1	(61.3)	69.2
Balances, end of year	$208.9	$266.6	$(10.5)	$(6.9)	$0.6	$0.6	$199.0	$260.3